ACCOUNTS PAYABLE AND OTHER - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Environmental Exit Cost [Line Items]
Keystone environmental provision recovery, current	$ 150	$ 410
Keystone environmental provision recovery, noncurrent	33	240
Keystone Pipeline System
Environmental Exit Cost [Line Items]
Environmental remediation liability costs		650	$ 794
Environmental remediation liability	676	0
Environmental recoveries	36
Insurance received	575	0
Accounts payable and other | Keystone Pipeline System
Environmental Exit Cost [Line Items]
Keystone environmental provision recovery, current	122	650
Other current assets | Keystone Pipeline System
Environmental Exit Cost [Line Items]
Expected recovery amount	150	410
Other long-term assets | Keystone Pipeline System
Environmental Exit Cost [Line Items]
Expected recovery amount	33	240
Other long-term liabilities | Keystone Pipeline System
Environmental Exit Cost [Line Items]
Keystone environmental provision recovery, noncurrent	$ 9	$ 0